Derivative Financial Instruments and Hedging (Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax, Hedges of net investment in foreign operations) (Detail) - Hedges of net investment in foreign operations - Derivatives designated as hedging instruments - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Borrowings and bonds in foreign currencies
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative and others	¥ (66,947)	¥ (63,922)	¥ (15,840)
Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative and others	(21,316)	(28,498)	(27,128)
Gains on sales of subsidiaries and affiliates and liquidation losses, net | Borrowings and bonds in foreign currencies
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	0	0	0
Gains on sales of subsidiaries and affiliates and liquidation losses, net | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	(7,874)	(104)	1,145
Interest expense | Borrowings and bonds in foreign currencies
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	0	0	0
Interest expense | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	7,051	1,673	3,181
Other (income) and expense | Borrowings and bonds in foreign currencies
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	0	0	0
Other (income) and expense | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	¥ (252)	¥ 5	¥ 21